Unaudited Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	(Accumulated Deficit)/ Retained Earnings
Balance value at Dec. 31, 2016	$ 572,931	$ 0	$ 15	$ 541,720	$ 31,196
Balance, shares at Dec. 31, 2016		1,000	150,582,990
Redemption of puttable common stock			(175,000)
Dividend paid/ declared (see Note 7)	(15,812)			(7,904)	(7,908)
Net loss	(58,802)				(58,802)
Balance value at Jun. 30, 2017	498,317	$ 0	$ 15	533,816	(35,514)
Balance, shares at Jun. 30, 2017		1,000	150,407,990
Balance value at Dec. 31, 2016	572,931	$ 0	$ 15	541,720	31,196
Balance, shares at Dec. 31, 2016		1,000	150,582,990
Balance value at Dec. 31, 2017	462,475	$ 0	$ 15	518,071	(55,611)
Balance, shares at Dec. 31, 2017		1,000	152,107,905
Stock based compensation, value (see Note 13)	541			541
Acquisition of treasury stock, value (see Note 13)	(5,556)		$ (1)	(5,555)
Acquisition of treasury stock, shares (see Note 13)			(6,863,700)
Dividend paid/ declared (see Note 7)	(6,167)			(6,167)
Net loss	(46,534)				(46,534)
Balance value at Jun. 30, 2018	$ 404,759	$ 0	$ 14	$ 506,890	$ (102,145)
Balance, shares at Jun. 30, 2018		1,000	145,244,205